Other Reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in Reserves
Beginning balance	$ 180,442
Total comprehensive loss for the period	(64,525)	$ (83,165)	$ (110,845)
Share-based compensation	4,082	6,160	5,344
Exercise of options	0	0	0
Ending balance	178,520	180,442
Total other reserves
Changes in Reserves
Beginning balance	180,442	160,729	163,174
Hyperinflation effect in comprehensive income	(34)	(30)	290
Other comprehensive (loss) / income	(2,907)	15,946	(6,938)
Total comprehensive loss for the period	(2,941)	15,916	(6,648)
Share-based compensation	4,082	6,160	5,344
Exercise of options	(3,063)	(2,363)	(1,141)
Ending balance	178,520	180,442	160,729
Share-based payment capital reserves
Changes in Reserves
Beginning balance	192,046	188,249	184,046
Share-based compensation	4,082	6,160	5,344
Exercise of options	(3,063)	(2,363)	(1,141)
Ending balance	193,065	192,046	188,249
Exchange difference on net investment in foreign operations
Changes in Reserves
Beginning balance	(784,075)	(576,733)	(347,945)
Hyperinflation effect in comprehensive income	(34)	(17)	290
Other comprehensive (loss) / income	92,539	(207,325)	(229,078)
Total comprehensive loss for the period	92,505	(207,342)	(228,788)
Ending balance	(691,570)	(784,075)	(576,733)
Fair value reserve of financial assets at FVOCI
Changes in Reserves
Beginning balance	(2,083)	(5,820)	(9,613)
Other comprehensive (loss) / income	2,083	3,737	3,793
Total comprehensive loss for the period	2,083	3,737	3,793
Ending balance	0	(2,083)	(5,820)
Currency translation adjustment
Changes in Reserves
Beginning balance	774,554	555,033	336,686
Hyperinflation effect in comprehensive income		(13)
Other comprehensive (loss) / income	(97,529)	219,534	218,347
Total comprehensive loss for the period	(97,529)	219,521	218,347
Ending balance	$ 677,025	$ 774,554	$ 555,033